INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	Thousands of U.S. dollars
	Balance at December 31, 2016	Additions	Acquisitions from business combination (Note 5)	Disposals	Transfers	Translation differences	Balance at December 31, 2017
Cost
Development	3,907	1,513	-	(7)	(627)	(90)	4,696
Customer base	264,157	2,552	14,931	(9)	-	10,267	291,898
Software	138,050	12,463	1,468	(3,085)	2,115	7,024	158,035
Other intangible assets	44,839	18,960	57	(533)	1,155	775	65,253
Work in progress	2,823	-	-	(259)	(2,073)	(29)	462
Total cost	453,776	35,488	16,456	(3,893)	570	17,947	520,344
Accumulated amortization
Development	(475)	(235)	-	7	(1)	13	(691)
Customer base	(105,296)	(25,222)	-	-	-	(3,140)	(133,658)
Software	(68,138)	(24,669)	-	147	(179)	(1,066)	(93,905)
Other intangible assets	(31,807)	(5,069)	-	373	(390)	(624)	(37,517)
Total accumulated amortization	(205,716)	(55,195)	-	527	(570)	(4,817)	(265,771)
Impairment	(21,507)	-	-	-	-	(2,962)	(24,469)
Net intangible assets	226,553	(19,706)	16,456	(3,366)	-	10,168	230,104

	Thousands of U.S. dollars
	Balance at December 31, 2015	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	Balance at December 31, 2016
Cost
Development	2,422	1,231	-	(52)	-	306	3,907
Customer base	254,110	-	2,522	-	-	7,525	264,157
Software	90,278	8,140	105	(7,546)	-	47,073	138,050
Other intangible assets	39,492	980	1	(2,422)	-	6,788	44,839
Work in progress	1,198	2,693	-	(6)	-	(1,062)	2,823
Total cost	387,500	13,044	2,628	(10,026)	-	60,630	453,776
Accumulated amortization
Development	(282)	(241)	-	33	-	15	(475)
Customer base	(77,443)	(24,175)	-	-	(872)	(2,806)	(105,296)
Software	(36,637)	(21,953)	-	6,716	-	(16,264)	(68,138)
Other intangible assets	(24,665)	(4,547)	-	287	872	(3,754)	(31,807)
Total accumulated amortization	(139,027)	(50,916)	-	7,036	-	(22,809)	(205,716)
Impairment	(22,213)	-	-	-	-	706	(21,507)
Net intangible assets	226,260	(37,872)	2,628	(2,990)	-	38,527	226,553